Document and Entity Information	12 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Trading Symbol	IIVI
Entity Registrant Name	II-VI INC
Entity Central Index Key	0000820318
Entity Emerging Growth Company	false